Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computer software	3,757	3,757
License	—	780
Less: Accumulated amortization	(2,388)	(3,361)
Intangible assets, net	1,369	1,176

Amortization expenses were RMB776, RMB848 and RMB973 for the years ended December 31, 2017, 2018 and 2019, respectively.

The intangible assets amortization expenses for each of the following fiscal years are as follows:

Amortization
RMB
2020	479
2021	255
2022	156
2023	156
2024	130
Total	1,176